Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Composition of Income Tax Expense
The composition of income tax expense for the years ended December 31, 2023, 2024 and 2025 is as follows:

	2023		2024		2025
Income Tax attributable
In Mexico:
Current year income tax	Ps.	32,327,958	Ps.	29,105,637	Ps.	27,186,836
Deferred income tax		(6,706,412)		(12,286,894)		3,543,636
Foreign:
Current year income tax		16,026,324		19,053,257		20,225,100
Deferred income tax		(7,103,867)		(633,557)		2,914,617
Total income tax	Ps.	34,544,003	Ps.	35,238,443	Ps.	53,870,189

Deferred Tax Income (expense) Related to Items Recognized In OCI
Deferred tax income / (expense) related to items recognized in OCI during the year:

	For the years ended December 31,
	2023		2024		2025
Remeasurement of defined benefit plans	Ps.	(975,061)	Ps.	6,328,961	Ps.	9,246,387
Equity investments at fair value		2,836,366		(7,491,232)		1,989,858
Revaluation of Assets		—		(495,646)		(364,248)

Deferred tax income/ (expense) recognized in OCI	Ps.	1,861,305	Ps.	(1,657,917)	Ps.	10,871,997

Reconciliation of Statutory Income Tax Rate and Effective Tax Rate	A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2023	2024	2025
Statutory income tax rate in Mexico	30.0%	30.0%	30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	2.1%	4.9%	2.9%
Derivatives	0.3%	1.3%	0.0%
Employee benefits	1.5%	5.7%	2.0%
Other non-deductible items	—	8.6%	0.8%
Other	4.8%	1.4%	2.9%
Effective tax rate on Mexican operations	38.7%	51.9%	38.6%
Tax recoveries and NOL’s in Brazil	(3.5)%	(1.5)%	(2.3)%
Foreign subsidiaries and other non-deductible items, net	(2.2)%	8.8%	3.8%
Tax rates differences	(3.1)%	(3.1)%	(2.2)%
Effective tax rate	29.9%	56.1%	37.9%

Breakdown of Net Deferred Tax Assets
The breakdown of net deferred tax assets is as follows:

	Consolidated statements of financial position			Consolidated statements of comprehensive income
	2024		2025	2023		2024		2025
Provisions	Ps.	39,976,016	42,249,203	Ps.	15,065,996	Ps.	(2,577,054)	Ps.	3,197,801
Deferred revenues		13,475,756	10,920,652		1,767		560,731		(567,417)
Tax losses carry forward		38,397,674	36,074,254		8,575,209		508,256		(838,294)
Property, plant and equipment (1)		(3,830,404)	(7,029,432)		2,157,776		(239,696)		(3,627,587)
Inventories		965,844	1,008,997		669,382		12,715		(81,788)
Licenses and rights of use (1)		(13,293,040)	(10,881,635)		141,060		372,803		1,125,217
Employee benefits		35,455,273	46,495,509		(3,224,333)		(3,431,627)		101,681
Other		14,338,351	13,069,928		(9,576,577)		17,714,323		(5,767,866)

Net deferred tax assets	Ps.	125,485,470	131,907,476

Deferred tax benefit (loss) in net profit for the year				Ps.	13,810,280	Ps.	12,920,451	Ps.	(6,458,253)

(1)	As of December 31, 2024 and 2025, the balance included the effects of hyperinflation and revaluation of telecommunications towers.

Reconciliation of Deferred Tax Assets and Liabilities, Net
Reconciliation of deferred tax assets and liabilities, net:

	2024		2025
Opening balance as of January 1,	Ps.	116,614,520	Ps.	125,485,470
Deferred tax benefit		12,920,451		(6,458,253)
Translation effect		(4,202,773)		2,005,541
Deferred tax income recognized in OCI		(1,657,917)		10,871,997
Deferred taxes acquired in business combinations		1,811,189		2,721

Closing balance as of December 31,	Ps.	125,485,470	Ps.	131,907,476

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	153,217,164	Ps.	159,387,970
Deferred income tax liabilities		(27,731,694)		(27,480,494)

	Ps.	125,485,470	Ps.	131,907,476

Available Tax Loss Carryforwards Recorded in Deferred Tax Assets
a) At December 31, 2025, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Gross balance of available tax loss carryforwards at December 31, 2025		Tax-effected loss carryforward benefit
Brazil	Ps.	79,615,782	Ps.	27,069,366
Mexico		24,073,142		7,221,943
Chile		3,134,305		846,262
Others		3,946,235		936,683

Total	Ps.	110,769,464	Ps.	36,074,254